First Trust S&P 500 Diversified Dividend Aristocrats ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
First Trust S&P 500 Diversified Dividend Aristocrats ETF | First Trust S&P 500 Diversified Dividend Aristocrats ETF
Prospectus [Line Items]
Annual Return [Percent]	13.98%	11.10%	9.70%	(7.34%)	27.34%	6.61%	26.82%	(6.47%)